Other Operating Income (Expenses), Net - Additional Information (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement [Line Items]
Exclusion of ICMS from PIS/COFINS base	R$ 52,631	R$ 57,242	R$ 197,230
Avon [member]
Statement [Line Items]
Financial Structuring Expense	108,266
Legal Expense	63,138
Regulatory Expenses	R$ 40,891